Operating Segment Information - Summary of Segment adjusted EBITDA and reconciliation of Adjusted EBITDA to Net Income (Parenthetical) (Detail) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Start-up costs and development cost	€ (3)	€ (5)	€ (5)	€ (9)
AS&I [member]
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Start-up costs and development cost			€ 5	€ 9